Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) (Parenthetical) - USD ($)										12 Months Ended
		Dec. 04, 2018	Sep. 30, 2018	Aug. 08, 2018	Jan. 29, 2018	Aug. 04, 2017	May 04, 2017	Apr. 04, 2016	Dec. 01, 2015	Dec. 31, 2018	Dec. 31, 2017	Sep. 16, 2017	May 22, 2017
Debt conversion amount					$ 125,000					$ 3,066,000	$ 182,000
Warrant to purchase of common stock		23,562		163,113								18,333	6,667
Fair value of warrants										1,188,000
Notes payable related party										$ 112,000	1,965,000
Debt converted into shares					83,333					1,243,189
Note 1 [Member]
Debt interest rate	[1]									12.00%
Debt instruments maturity date	[1]									Feb. 08, 2021
Note 1 [Member] | Extension Agreement [Member]
Maturity date description							April 1, 2017 to August 1, 2018
Warrant term							3 years
Warrant to purchase of common stock							117,013
Common stock price per share							$ 5.33
Fair value of warrants							$ 517,000
Warrant granted percentage							10.00%
Outstanding balance							$ 1,199,000
Debt extinguishment							$ 517,000
Notes payable related party										$ 825,000	1,199,000
Note 2 [Member]
Debt interest rate	[2]									12.00%
Debt instruments maturity date	[2]									Feb. 08, 2021
Note 2 [Member] | Extension Agreement [Member]
Maturity date description							April 1, 2017 to August 1, 2018
Note Payable 1 [Member]
Notes payable related party										$ 112,000	112,000
Note 3 [Member]
Debt interest rate	[3]									12.00%
Debt instruments maturity date	[3]									Apr. 01, 2017
Mr. Cutaia [Member] | Note 1 [Member]
Debt interest rate									12.00%
Debt instrument, conversion percentage									30.00%
Debt conversion amount									$ 375,000
Debt conversion price per share									$ 1.05
Maturity date description									April 1, 2017
Mr. Cutaia [Member] | Note 1 [Member] | Restricted Common Stock [Member]
Debt conversion amount			$ 375,000
Debt conversion price per share			$ 1.05
Debt converted into shares			356,824
Mr. Cutaia [Member] | Note 1 [Member] | Extension Agreement [Member]
Warrant to purchase of common stock				163,113
Fair value of warrants				$ 1,075,000
Warrant granted percentage				10.00%
Outstanding balance				$ 1,199,000
Debt extinguishment				$ 1,075,000
Debt instruments maturity date				Feb. 08, 2021
Mr. Cutaia [Member] | Note 2 [Member]
Debt interest rate									12.00%
Debt conversion price per share									$ 1.05
Outstanding balance									$ 189,000
Notes payable related party											189,000
Debt instruments maturity date									Apr. 30, 2017
Mr. Cutaia [Member] | Note 2 [Member] | Restricted Common Stock [Member]
Debt conversion amount			$ 189,000
Debt converted into shares			180,000
Mr. Cutaia [Member] | Note 3 [Member]
Debt interest rate								12.00%
Debt instrument, conversion percentage								30.00%
Debt conversion amount								$ 103,000
Debt conversion price per share								$ 1.05
Outstanding balance								$ 343,000			343,000
Notes payable related party										$ 240,000
Debt instruments maturity date								Aug. 04, 2017
Mr. Cutaia [Member] | Note 3 [Member] | Restricted Common Stock [Member]
Debt instrument, conversion percentage			30.00%
Debt conversion amount			$ 103,000
Debt converted into shares			98,093
Mr. Cutaia [Member] | Note 3 [Member] | Extension Agreement [Member]
Maturity date description						August 4, 2017 to December 4, 2018
Warrant to purchase of common stock		23,562				88,610
Common stock price per share						$ 2.25
Fair value of warrants		$ 111,000				$ 172,000
Warrant granted percentage		10.00%				10.00%
Outstanding balance		$ 240,000				$ 343,000
Debt extinguishment		$ 111,000				$ 172,000
Debt instruments maturity date		Jun. 04, 2021
Mr. Cutaia [Member] | Note Payable 2 [Member]
Debt interest rate								12.00%
Debt conversion price per share								$ 1.05
Outstanding balance											$ 122,000
Notes payable related party								$ 122,000
Debt instruments maturity date								Aug. 04, 2017
Mr. Cutaia [Member] | Note Payable 2 [Member] | Restricted Common Stock [Member]
Debt conversion amount			$ 122,000
Debt converted into shares			116,701
Mr. Cutaia [Member] | Note Payable 2 [Member] | Extension Agreement [Member]
Maturity date description								August 4, 2017 to December 4, 2018
Former [Member] | Note Payable 1 [Member]
Debt interest rate									12.00%
Outstanding balance									$ 112,000
Debt instruments maturity date									Apr. 30, 2017

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bore interest at a rate of 12% per annum, was secured by the Company's assets, and matured on April 1, 2017. Pursuant to the terms of the agreement, at Mr. Cutaia's discretion, he could convert up to 30%, or $375,000, of the outstanding principal, plus accrued interest thereon, into shares of Common Stock at a conversion rate of $1.05 per share. On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. In consideration, the Company issued Mr. Cutaia a three-year warrant to purchase up to 117,013 shares of Common Stock at a price of $5.33 per share with a fair value of $517,000. All other terms of the note remain unchanged. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note, which approximated the original carrying value $1,199,000 and expensed the fair value of the warrants granted of $517,000 as debt extinguishment costs. As of December 31, 2017, total outstanding balance of the note amounted to $1,199,000. On August 8, 2018, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. In consideration for extending the note the Company issued Mr. Cutaia warrants exercisable for up to 163,113 shares of Common Stock with a fair market value of $1,075,000. The Company determined that the extension of the note's maturity date resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note which approximates the original carrying value $1,199,000 and expensed the entire fair value of the warrants granted, or $1,075,000 as a debt extinguishment cost. On September 30, 2018, Mr. Cutaia converted the convertible principal balance of $375,000 at $1.05 per share into 356,824 shares of restricted Common Stock. As of December 31, 2018, the outstanding balance of the note amounted to $825,000.
[2]	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia's accrued salary for 2015. The note was unsecured, bore interest at a rate of 12% per annum, and matured in April 2017. The note was convertible into shares of Common Stock at a conversion price of $1.05 per share. On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. All other terms of the note remain unchanged and there were no additional compensation or incentive given. As of December 31, 2017, the outstanding balance of the note amounted to $189,000. On September 30, 2018, Mr. Cutaia converted the entire outstanding principal amount of $189,000 into 180,000 shares of restricted Common Stock.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2017, and 2018, the outstanding principal balance of the note was equal to $112,000. As of December 31, 2018, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.